Note 12 - Subordinated Debt - Schedule of Subordinated Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Net	$ 7,899	$ 7,865
Subordinated Debt [Member]
Principal	8,000
Unamortized Debt Issuance Costs	111
Net	$ 7,899